Fair value measurement, Reconciliation of non-financial assets classified within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	$ 4,030,547	$ 4,563,775
Amount recognized in statements profit or loss [Abstract]
Ending balance	3,712,270	4,030,547
Recurring [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	2,402,632
Amount recognized in statements profit or loss [Abstract]
Ending balance	1,316,264	2,402,632
Effects from unrealized gains from fair value measurements	0	0
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	182,055	214,938
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus of vessels	(43,385)	0
Amount recognized in statements profit or loss [Abstract]
Loss on revaluation of vessels	0	(16,136)
Total gains (losses) recognized in other comprehensive income and in statements of operations	(43,385)	(16,136)
Additions and disposals, net	(130,464)	(16,747)
Transfer to assets available for sale	(8,206)
Ending balance	0	182,055
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	2,220,577	1,897,583
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus of vessels	(327,362)	330,571
Amount recognized in statements profit or loss [Abstract]
Loss on revaluation of vessels	(130,000)	0
Total gains (losses) recognized in other comprehensive income and in statements of operations	(457,362)	330,571
Additions and disposals, net	0	(7,577)
Transfer to assets available for sale	(446,951)
Ending balance	$ 1,316,264	$ 2,220,577